AMERICAN GENERAL LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT I
           GROUP AND INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS

                          SUPPLEMENT DATED MAY 2, 2016
                                      TO
     PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION, AS SUPPLEMENTED

      American General Life Insurance Company ("AGL") is amending the Prospectuses and Statements of Additional Information for the purpose of providing Contract Owners with notification that the address for the administrative center has changed.

      Effective immediately, the address for the administrative center has changed to the following:

                        503 Carr Road, Suite 300
                        Wilmington, DE  19809

      The mailing address for correspondence is:

                        P. O. Box 1277
                        Wilmington, DE 19899-1277

      For a period of time, we may provide you with confirmations, statements and other reports which contain the name of the former administrative center address.